Nature of the Business and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Summary of impacts of the error on the consolidated financial statements

The following table reflects the impacts of the error on the consolidated financial statements (in thousands):

	As of December 31, 2020			As of December 31, 2019
	As previously			As previously
	reported	Adjustment	Revised	reported	Adjustment	Revised
Convertible preferred stock	$75,393	$484	$75,877	$72,399	$484	$72,883
Additional paid-in capital	$9,921	$(752)	$9,169	$8,708	$(752)	$7,956
Accumulated deficit	$(94,149)	$268	$(93,881)	$(66,757)	$268	$(66,489)
Stockholders’ deficit	$(84,202)	$(484)	$(84,686)	$(58,026)	$(484)	$(58,510)

The following table reflects the impacts of the error on the consolidated financial statements (in thousands):

	As of December 31, 2020			As of December 31, 2019
	As			As
	previously			previously
	reported	Adjustment	As revised	reported	Adjustment	As revised
Convertible preferred stock	$75,393	$484	$75,877	$72,399	$484	$72,883
Additional paid-in capital	$9,921	$(752)	$9,169	$8,708	$(752)	$7,956
Accumulated deficit	$(94,149)	$268	$(93,881)	$(66,757)	$268	$(66,489)
Stockholders’ deficit	$(84,202)	$(484)	$(84,686)	$(58,026)	$(484)	$(58,510)